EQUITY TRANSACTIONS	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
EQUITY TRANSACTIONS [Abstract]
EQUITY TRANSACTIONS

Note 7. Stockholders' Equity

Conversion of shares

During nine months ended April 30, 2014, the holders of our convertible notes elected to convert $42,316 of principal and $17,864 of accrued interest into shares of common stock of the Company.

NOTE 6. EQUITY TRANSACTIONS

Common Stock

On July 20, 2011, 45,000,000 shares of common stock of the Company were issued to the founder for $0.0002 per share for cash proceeds of $9,000.

On December 6, 2011, 17,250,000 shares of common stock of the Company were issued for $0.002 per share for cash proceeds of $34,500.

On May 1, 2012, the Company effected a five-for-one forward stock split of its issued and outstanding common stock.  All share and per share amounts have been retroactively restated for the forward split.